Submission	Nov. 13, 2024
Submission [Line Items]
Central Index Key	0001136869
Registrant Name	ZIMMER BIOMET HOLDINGS, INC.
Registration File Number	333-263051
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES